Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 878	$ 3,272	$ 3,921
Accounts receivable, net	11,941	26,442	34,597
Inventory	1,082	2,436	4,214
Prepaid expenses and other current assets	2,586	9,397	4,049
Total current assets	16,487	41,547	46,781
Property and equipment, net	703	708	722
Operating lease right-of-use asset	1,683	2,225	2,943
Intangibles, net	30,422	32,453	36,485
Investments	0	2,420	0
Equity investment	16,351	0
Digital assets	196,633	0
Goodwill	13,481	13,481	13,481
Other long-term assets	119	119	897
Total assets	275,879	92,953	101,309
Current liabilities:
Accounts payable	67,362	52,620	40,954
Accrued payroll	395	1,505	2,681
Accrued rebates and fees	213,381	162,517	89,658
Accrued expenses	22,087	2,841	7,408
Current portion of deferred consideration	417	447	491
Debt, current	45,673	34,876	108,429
Promissory notes	4,479	0
Purchased revenue liability, current	4,358	4,115	0
Current portion of operating lease liabilities	796	714	759
Total current liabilities	358,948	259,635	250,380
Long-term portion of deferred consideration	2,139	2,448	2,895
Debt, net of issuance costs	0	845	17,038
Purchased revenue liability, net of current portion	11,442	2,685	0
Derivative liabilities	81,982	18,303	1,518
Operating lease liabilities, net of current portion	918	1,523	2,237
Other long-term liabilities	169	155	179
Total liabilities	455,598	285,594	274,247
Commitments and contingencies (See Note 12)
Stockholders' deficit:
Common stock, $0.0001 par value, 740,000,000 shares authorized; 7,585,446 shares issued and 5,947,947 shares outstanding as of September 30, 2025; 6,951,622 shares issued and 5,235,377 shares outstanding as of December 31, 2024	1	1	1
Additional paid-in capital	785,304	454,614	407,828
Accumulated other comprehensive income	3,347	6,317	0
Accumulated deficit	(888,674)	(563,052)	(490,245)
Treasury stock, at cost; 1,458,263 and 1,716,245 shares as of September 30, 2025 and December 31, 2024, respectively	(76,915)	(90,522)	(90,522)
Total stockholders' deficit	(176,936)	(192,641)	(172,938)
Noncontrolling interests	(2,783)	0
Total Scilex Holding Company stockholders' deficit	(179,719)	(192,641)	(172,938)
Total liabilities and stockholders' deficit	275,879	92,953	101,309
Series Preferred Stock [Member]
Stockholders' deficit:
Preferred Stock, Value	0	0	0
Series A Preferred Stock [Member]
Stockholders' deficit:
Preferred Stock, Value	$ 1	$ 1	$ 0